FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
Fair value measurements [Abstract]
Fair Value Measurements	Fair Value Measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (for example, interest rate and yield curves observable at commonly quoted intervals, forward pricing curves used to value currency and commodity contracts and volatility measurements used to value option contracts), or inputs that are derived principally from or corroborated by observable market data or other means. Level 3 inputs are unobservable (supported by little or no market activity). The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

a)     Assets and Liabilities Measured at Fair Value on a Recurring Basis

Fair Value Measurements
At December 31, 2022	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Other investments[1]	$112	$—	$—	$112
Derivatives	—	59	—	59
Receivables from provisional copper and gold sales	—	188	—	188
	$112	$247	$—	$359

Fair Value Measurements
At December 31, 2021	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Other investments[1]	$414	$—	$—	$414
Derivatives	—	53	—	53
Receivables from provisional copper and gold sales	—	242	—	242
	$414	$295	$—	$709
[1]   Includes equity investments in other mining companies.

b)   Fair Values of Financial Assets and Liabilities

	At December 31, 2022		At December 31, 2021
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1,5]	$1,358	$1,358	$382	$382
Other investments[2]	112	112	414	414
Derivative assets[3]	59	59	53	53
	$1,529	$1,529	$849	$849
Financial liabilities
Debt[4]	$4,782	$4,922	$5,150	$6,928
Other liabilities[5]	1,562	1,562	473	473
	$6,344	$6,484	$5,623	$7,401
[1]Includes restricted cash and amounts due from our partners.
[2]Includes equity investments in other mining companies. Recorded at fair value. Quoted market prices are used to determine fair value.
[3]Primarily consists of contingent consideration received as part of the sale of Massawa and Lagunas Norte.
[4]Debt is generally recorded at amortized cost except for obligations that are designated in a fair-value hedge relationship, in which case the carrying amount is adjusted for changes in fair value of the hedging instrument in periods when a hedge relationship exists. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.
[5]Other assets include a restricted cash balance and other liabilities include a liability to Antofagasta plc. The restricted cash will fund Antofagasta plc’s exit from the Reko Diq project, following its reconstitution as described in note 4.

The fair values of the Company’s remaining financial assets and liabilities, which include cash and equivalents, accounts receivable and trade and other payables approximate their carrying values due to their short-term nature. We do not offset financial assets with financial liabilities.
c)   Assets Measured at Fair Value on a Non-Recurring Basis Valuation Techniques

At December 31, 2022	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs	Aggregate fair value
	(Level 1)	(Level 2)	(Level 3)
Property, plant and equipment[1]	—	—	648	648
Goodwill[2]	—	—	484	484
[1] Property, plant and equipment were written down by $574 million, which was included in earnings in this period.
[2] Goodwill was written down at Loulo-Gounkoto by $1,188 million, which was included in earnings in this period.

Receivables from Provisional Copper and Gold Sales
The fair value of receivables arising from copper and gold sales contracts that contain provisional pricing mechanisms is determined using the appropriate quoted forward price from the exchange that is the principal active market for the particular metal. As such, these receivables, which meet the definition of an embedded derivative, are classified within Level 2 of the fair value hierarchy.

Other Long-Term Assets
The fair value of property, plant and equipment, goodwill, intangibles and other assets is determined primarily using an income approach based on unobservable cash flows and a market multiples approach where applicable, and as a result is classified within Level 3 of the fair value hierarchy. Refer to note 21 for disclosure of inputs used to develop these measures.